Subordinated liabilities	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities	Note 13: Subordinated liabilities
The movement in subordinated liabilities during the period was as follows:

Total £m

At 1 January 2025	7,211
Issued during the period	1,761
Repurchases and redemptions during the period	(904)
Foreign exchange movements	(396)
Other movements (cash and non-cash)	170
At 30 June 2025	7,842
Issued during the period	–
Repurchases and redemptions during the period	(9)
Foreign exchange movements	125
Other movements (cash and non-cash)	62
At 31 December 2025	8,020
Issued during the period	–
Repurchases and redemptions during the period	(486)
Foreign exchange movements	63
Other movements (cash and non-cash)	(15)
At 30 June 2026	7,582